UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		2/14/00

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: 255,914,602

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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	--- ------- ---------	----	  ------  ----
B.F. Goodrich Co.  PUT   382388956  9      2,000 put    x                                2,000
Beverly Enterp    COMNEW		087851309	28,656		3,500,000	x				 3,500,000
Bio-Plexus	 COM		09057c106	203		250,000		x				 250,000
Chesapeake Ener Cor COM		165167107	26,259		2,593,530	x				 2,593,530
Dana Corp	PUT             235811956	143             10,000put       x                                10,000put
Edison International COM	        281020107       8,015           513,000         x                                513,000
Inamed Corp. 	COM		453235103	90,305	 	5,523,256	x	 			 5,523,256
LTC Properties    COM             502175102        3,684          1,034,200       x                                1,034,200
Meditrust     PAIRED CTF NEW  58501T306        11,531         4,500,000       x                                4,500,000
Mentor Corp. COM		587188103	5,655   	290,000 	x				 290,000
Mesabi Trust UBI CFT BEN IN	590672101	1,970	 	583,800 	x				 583,800
National Health Inv COM        63633D104       924             125,300         x                                125,300
Noble Affiliates Inc.COM	654894104	12,374	 	269,000 	x				 269,000
Ocean Energy Inc. COM 	67481E106	25,628	 	1,475,000 	x				 1,475,000
PG&E Corp        COM             69331C108       4,000           200,000         x                                200,000
Tenet Healthcare Corp.	COM	88033G100	8,886	 	200,000 	x				 200,000
Unocal Corp	COM		915289102	14,507		375,000		x				 375,000
Ventas Inc.	COM		92276F100	13,160	 	2,339,500 	x				 2,339,500


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